Company Overview (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020		May 29, 2020	Mar. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Cash	$ 36,497	$ 56,363			$ 6,566	$ 6,220
Common stock, issued (in shares)	59,901,306	59,901,306	[1]			345,431	[1]
Common stock, outstanding (in shares)	59,901,306	59,901,306	[1]	50,160,042		323,328	[1]
Outstanding warrants (in shares)	22,510,038	22,510,038
Mudrick
Product Information [Line Items]
Cash				$ 68,900
Common stock, issued (in shares)				50,160,042
Common stock, outstanding (in shares)				50,160,042
Warrants, exercise price 11.50
Product Information [Line Items]
Outstanding warrants (in shares)				34,289,999
Warrants, exercise price (in dollars per share)				$ 11.50
Warrants, exercise price 44.82
Product Information [Line Items]
Outstanding warrants (in shares)				12,721,623
Warrants, exercise price (in dollars per share)				$ 44.82
Number of securities called by warrants (in shares)				3,210,213
Gold and silver | Revenue | Product concentration risk
Product Information [Line Items]
Concentration risk	100.00%	100.00%

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.